John Deere Owner Trust 2020			EXHIBIT 99.2
Statement to Certificateholders

$299,500,000 Class A-1 1.10000% Asset Backed Notes due March 15, 2021
$335,000,000 Class A-2 1.01% Asset Backed Notes due January 17, 2023
$296,850,000 Class A-3 1.10% Asset Backed Notes due August 15, 2024
$79,190,000 Class A-4 1.21% Asset Backed Notes due November 16, 2026
$25,918,396 Overcollateralization

Payment Date:			15-Oct-21

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$18,744,664.29
		per $1,000 original principal amount:	$55.95

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$18,744,664.29

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$24,146.26
		per $1,000 original principal amount:	$0.07

		(iii) Class A-3 Notes:	$272,112.50
		per $1,000 original principal amount:	$0.92

		(iv) Class A-4 Notes:	$79,849.92
		per $1,000 original principal amount:	$1.01

		(v) Total:	$376,108.68

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$415,146,015.68

	(b)	Note Value at end of related Collection Period:	$411,902,359.34

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$25,918,396.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$9,943,963.76
		(ii) A-2 Note Pool Factor:	0.0296835

	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$296,850,000.00
		(ii) A-3 Note Pool Factor:	1.0000000

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	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$79,190,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$362,078.87
		(i) per $1,000 original principal amount:	$0.34
	(b)	Amount of Servicing Fee earned:	$362,078.87
	(c)	Amount of Servicing Fee paid:	$362,078.87
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$998,545.34

(11)	(i)	Amount in Reserve Account:	$10,364,584.00
	(ii)	Specified Reserve Account Balance:	$10,364,584.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$5,669,782.15
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.37%

(13)	(i)	Aggregate amount of net losses for the collection period:	$113,048.75
	(ii)	Cumulative amount of net losses:	$1,013,427.66
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.10%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$150,967.37
		(ii) % of Pool Balance:	0.03%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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